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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through October 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/06

[LOGO]PIONEER
      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2
Portfolio Management Discussion                                          4
Portfolio Summary                                                        9
Prices and Distributions                                                10
Performance Update                                                      11
Comparing Ongoing Fund Expenses                                         15
Schedule of Investments                                                 17
Financial Statements                                                    33
Notes to Financial Statements                                           41
Report of Independent Registered Public Accounting Firm                 50
Trustees, Officers and Service Providers                                51

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 is a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly

Letter

unchanged. U.S. economic growth is expected to remain positive, as it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06
--------------------------------------------------------------------------------

Strong economic growth, both domestically and globally, provided a positive backdrop for high-yield investing during the 12 months ended October 31, 2006. Domestic corporate high yield bonds and emerging market debt performed positively for almost the entire period, stumbling only temporarily in May and June 2006 amid concerns that inflationary pressures might be building. Those concerns abated as the summer progressed and the U.S. Federal Reserve paused in its cycle of interest-rate hikes, encouraging the view that inflation was under control and the economy could continue to grow. The improved outlook led high-yielding bonds to stage a strong resurgence in the closing weeks of the period. In the following discussion, Andrew D. Feltus, leader of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment for the 12 months under review.

Q:   How did the Fund perform?

A: The Fund did well, outpacing market benchmarks as well as the average return of competitive high yielding funds. Pioneer Global High Yield Fund Class A shares had a total return of 12.12%, at net asset value, for the 12 months ended October 31, 2006. In comparison, the Merrill Lynch Global High Yield and Emerging Markets Plus Index had a return of 11.60% over the 12 months. The average return of the 448 funds in Lipper's High Current Yield competitive group was 9.18% for the same period. The Fund also offered a good income stream. At the end of the period, on October 31, 2006, the 30-day SEC yield for Class A shares was 7.59%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What was the investment environment like during the period?

A: We had a good environment for investing in high yield bonds generally. In the United States, the economy remained strong and default rates were relatively low. The Federal Reserve Board's short-term interest rate hikes
     - which continued through June 2006 - did put some pressure on Treasuries, but the economy's solid fundamentals largely offset the effects during most of the period. The one exception to this general pattern occurred during May and June 2006, when the capital markets in general were affected by worries that inflationary pressures were building. These concerns led to a two-month slump in riskier asset classes, including stocks as well as high-yield corporate bonds and emerging market debt. But when the Federal Reserve in both August and September left short-term interest rates unchanged, investors became more comfortable that inflationary pressures were under control and the economy could sustain its expansion at a modest pace. As a consequence, riskier assets - including high-yield bonds - rallied through the end of the period.

     The pattern was very similar for emerging market bonds, which performed very well in the first eight months of the fiscal year, declined in May and June, and then rallied again in the closing 10 weeks of the fiscal year. Emerging markets returns were generally healthy despite some recognition that political issues potentially could affect the credit markets. Many emerging market nations held elections during the year, including Brazil, Mexico, Peru, Colombia and Ecuador.

     Over the course of the full 12 months, the value of the U.S. dollar weakened on world currency markets, as demand for U.S. bonds slackened amid concerns about a potential build-up of inflationary pressures in the U.S. These concerns also waned in the final weeks of the period, and the dollar recovered against other currencies.

Q:   How did you position the Fund in this environment?

A: We tended to emphasize domestic high-yield bonds and de-emphasize both emerging market debt and international high-yield bonds denominated in foreign currencies. In general, we did not think the yield spreads - or yield advantages - offered by foreign high-yield bonds justified the added risks of foreign investing. We were not particularly attracted to high-yield bonds

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

     denominated in foreign currencies because we believed the downside risks of investing in dollar-denominated bonds were relatively limited. Despite this general emphasis on domestic bonds, we did find some selected opportunities in bonds issued by foreign companies that had competitive global businesses. The strong growth in the domestic economy - combined with the low default rates of high-yield corporate debt - also encouraged us to emphasize domestic bonds.

     At the end of the fiscal year, on October 31, 2006, 53.7% of Fund assets were invested in domestic high-yield bonds, with 29.8% invested in emerging market debt and another 11.5% in international high yield bonds. The average credit quality rating of portfolio holdings was B, and the Fund's effective duration was 4.37 years.

Q:   What types of investments had the greatest influence on Fund performance?

A: The Fund strongly benefited when several companies bought back their debt, either as the result of being acquired, the issuance of new stocks or an improvement in operations. Companies that were acquired included Transmontaigne, an energy distribution company; Indo Coal, an Indonesian corporation; Innova and Doane Pet Care, two pet food companies; and Trustreet, a real estate investment trust specializing in restaurant properties. Companies that issued new stock offerings and retired debt included Warner Chilcott, a pharmaceutical corporation; Altra and Aventine, two companies specializing in developing biofuels; and Rexel, a distributor of electrical parts. Bond issuers that bought back debt as a result of their improved financial performance included Nova, a Mexican satellite transmission company; J. Ray McDermott, an oil field services corporation; Hanger Orthopedic, a producer of orthopedic products; Dollar Financial, which provides financial services to low- and middle-income customers; and Eschelon, which provides telecommunications systems for large institutions.

     Two investments that had been notable disappointments earlier bounced back during the period. The first was Stratos Global, a Canadian-based company that provides satellite communications services. Stratos reported improved results as the period progressed. The second was Cell C, a South African wireless

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     communications company. When a new management team arrived and a key investor pledged to inject more capital into the company, we added to the position. The bonds have started to rally since we increased our investment.

     Our underweight position in the automotive industry detracted from results. Although we did invest in bonds of General Motors and Ford Motor Credit, our positions were relatively small compared to high-yield benchmarks. GM and Ford bonds performed very well during the period as their prices recovered some of the value they lost after the securities were downgraded from investment-grade to high-yield in 2005. However, we continue to underweight these companies, preferring higher quality companies with solid balance sheets in industries that we believe have better growth prospects.

     Although we de-emphasized bonds of home-building companies, we did have positions in two builders that performed poorly: William Lyons and WCI Communities.

Q:   What is your investment outlook?

A: We expect to continue to emphasize domestic high-yield bonds, which could benefit from a steadily growing economy. Our focus remains on individual security analysis and selection, rather than sector or industry weightings. We have, however, gradually added to investments in bonds of companies less affected by changes in the business cycle. While the yield advantages - or spreads - of high-yield bonds over high-grade bonds have narrowed, we believe corporate high yield bonds remain attractive as long as default rates remain at their low levels. In contrast, we believe the spreads currently offered by emerging market bonds do not appear to justify a larger emphasis in that area.

     As we approach 2007, we will continue to be mindful of the risks of adding to the interest-rate sensitivity of the Fund by extending duration and exposing the portfolio to the dangers of rising market interest rates.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds                                                 88.7%
Temporary Cash Investments                                       4.4%
Asset Backed Securities                                          2.9%
Convertible Corporate Bonds                                      1.3%
Foreign Government Bonds                                         0.9%
Collateralized Mortgage Obligations                              0.8%
Municipal Bonds                                                  0.5%
U.S. Government Agency Obligations                               0.4%
Warrants                                                         0.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

 1. Cosan SA Industria, 8.25%, 2/15/49 (144A)                   1.22%
 2. Cricket Communications I, 9.375%, 11/1/14 (144A)            1.21
 3. Kvaerner ASA, 0.0%, 10/30/11                                1.13
 4. Intelsat Intermediate, 0.0%, 2/1/15                         1.10
 5. Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)               1.09
 6. Corp Interamer De Entret, 8.875%, 6/14/15 (144A)            1.03
 7. Gol Finance, 8.75%, 4/29/49 (144A)                          1.02
 8. DDI Holding AS, 9.3%, 1/19/12 (144A)                        1.02
 9. Impress Metal Pack Holding, 9.25%, 9/15/14 (144A)           1.01
10. Huges Network System, 9.5%, 4/15/14 (144A)                  1.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class    10/31/06     10/31/05
-----    --------     --------
  A      $12.34       $11.88
  B      $12.31       $11.85
  C      $12.28       $11.82

Class    10/31/06     12/28/05
-----    --------     --------
  Y      $12.19       $11.88

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/05 - 10/31/06
                    ------------------
                       Short-Term        Long-Term
Class    Dividends    Capital Gains    Capital Gains
-----    ---------    -------------    -------------
  A      $0.8950      $      -         $0.0336
  B      $0.7965      $      -         $0.0336
  C      $0.7987      $      -         $0.0336

                   12/28/05 - 10/31/06
                   -------------------
                       Short-Term        Long-Term
Class    Dividends    Capital Gains    Capital Gains
-----    ---------    -------------    -------------
  Y      $0.7557      $      -         $     -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies. The index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts appearing on pages 11-14.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2006)

                       Net Asset         Public Offering
Period                Value (NAV)          Price (POP)
Life-of-Class
(8/27/01)               13.94%                12.94%
5 Years                 15.33                 14.27
1 Year                  12.12                  7.07

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTIAN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                         ML Global High
                   Pioneer Global       Yield and Emerging
                  High Yield Fund       Markets Plus Index
 8/01                 $ 9,550               $10,000
10/01                 $ 9,245               $ 9,591
10/02                 $ 9,273               $ 9,429
10/03                 $13,501               $12,700
10/04                 $15,502               $14,456
10/05                 $16,822               $15,317
10/06                 $18,860               $17,095

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2006)

Period                 If Held              If Redeemed
Life-of-Class
(11/21/03)              10.51%                 9.67%
1 Year                  11.25                  7.25

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTIAN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                         ML Global High
                   Pioneer Global       Yield and Emerging
                  High Yield Fund       Markets Plus Index
11/03                 $10,000               $10,000
10/04                 $11,146               $11,192
10/05                 $11,995               $11,858
10/06                 $13,044               $13,234

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2006)
Period                  If Held             If Redeemed
Life-of-Class
(11/21/03)              10.30%                10.30%
1 Year                  11.30                 11.30

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTIAN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                         ML Global High
                   Pioneer Global       Yield and Emerging
                  High Yield Fund       Markets Plus Index
11/03                 $10,000               $10,000
10/04                 $11,079               $11,192
10/05                 $11,921               $11,858
10/06                 $13,267               $13,234

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2006)

Period                 If Held              If Redeemed
Life-of-Class
(8/27/01)               13.71%                13.71%
5 Years                 15.08                 15.08
1 Year                  10.93                 10.93

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTIAN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                         ML Global High
                   Pioneer Global       Yield and Emerging
                  High Yield Fund       Markets Plus Index
 8/01                 $10,000                $10,000
10/01                 $ 9,682                $ 9,591
10/02                 $ 9,711                $ 9,429
10/03                 $14,138                $12,700
10/04                 $16,234                $14,456
10/05                 $17,616                $15,317
10/06                 $19,542                $17,095

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from May, 1 2006 through October 31, 2006.

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 5/1/06
Ending Account Value            $1,046.58    $1,041.67    $1,042.72    $1,031.82
On 10/31/06
Expenses Paid During Period*    $    5.67    $   10.09    $    9.73    $    3.74

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.89% and 0.73% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2006 through October 31, 2006.

Share Class                         A            B            C           Y**
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 5/1/06
Ending Account Value            $1,019.66    $ 1,01532    $1,015.68    $1,021.53
On 10/31/06
Expenses Paid During Period*    $    5.60    $    9.96    $    9.60    $    3.72

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.89% and 0.73% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06
--------------------------------------------------------------------------------

Principal    Floating
Amount       Rate (e)                                                               Value
                       CONVERTIBLE CORPORATE BONDS - 1.3%
                       Pharmaceuticals & Biotechnology - 0.6%
                       Pharmaceuticals - 0.5%
$7,220,000             Pharm Resources, 2.875%, 9/30/10                       $ 6,759,725
                                                                              -----------
                       Total Pharmaceuticals & Biotechnology                  $ 6,759,725
                                                                              -----------
                       Software & Services - 0.8%
                       Application Software - 0.4%
 6,025,000             Magma Design Automation, 0.0%, 5/15/08                 $ 5,256,813
                                                                              -----------
                       Systems Software - 0.3%
 3,270,000             Macrovision Corp., 2.625%, 8/15/11 (144A)              $ 3,850,425
                                                                              -----------
                       Total Software & Services                              $ 9,107,238
                                                                              -----------
                       TOTAL CONVERTIBLE CORPORATE BONDS
                       (Cost $14,781,977)                                     $15,866,963
                                                                              -----------
                       RIGHTS/WARRANTS - 0.1%
                       Energy - 0.1%
                       Oil & Gas Drilling - 0.1%
 7,153,000             Norse Energy Corp., ASA*                               $ 1,422,807
                                                                              -----------
                       Total Energy                                           $ 1,422,807
                                                                              -----------
                       Materials - 0.0%
                       Forest Products - 0.0%
     3,250             Mandra Forestry-CW13, Warrants Expire,
                          5/15/13*                                            $         -
                                                                              -----------
                       Total Materials                                        $         -
                                                                              -----------
                       Capital Goods - 0.0%
                       Building Products - 0.0%
   133,000             Thule Drilling ASA-CW07*                               $         -
                                                                              -----------
                       Total Capital Goods                                    $         -
                                                                              -----------
                       Transportation - 0.0%
                       Railroads - 0.0%
     5,250             Atlantic Express Transportation, Exp., 4/15/08         $    10,500
                                                                              -----------
                       Total Transportation                                   $    10,500
                                                                              -----------
                       TOTAL RIGHTS/WARRANTS
                       (Cost $611,624)                                        $ 1,433,307
                                                                              -----------
                       ASSET BACKED SECURITIES - 2.8%
                       Transportation - 0.7%
                       Airlines - 0.7%
 1,283,930             American Airlines, Inc., 7.377%, 5/23/19               $ 1,232,572
   602,222             American Airlines, Inc., 9.71%, 1/30/07                    605,233
 5,016,059             American Airlines, Inc., 7.379%, 5/23/16                 4,765,256
 2,131,307             Continental Airlines, Inc., 8.499%, 5/1/11               2,109,994

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal    Floating
Amount       Rate (e)                                                              Value
                      Airlines - (continued)
$  130,436            Continental Airlines, Inc., 8.312%, 4/2/11             $   132,066
                                                                             -----------
                                                                             $ 8,845,121
                                                                             -----------
                      Total Transportation                                   $ 8,845,121
                                                                             -----------
                      Consumer Services - 0.1%
                      Restaurants - 0.1%
   930,000            Dunkin Brands Master Finance LLC, 8.28%,
                         6/20/31 (144A)                                      $   951,202
                                                                             -----------
                      Total Consumer Services                                $   951,202
                                                                             -----------
                      Retailing - 0.6%
                      Distributors - 0.6%
 7,600,000            NTComex, Inc., 11.75%, 1/15/11 (144A)                  $ 7,524,000
                                                                             -----------
                      Total Retailing                                        $ 7,524,000
                                                                             -----------
                      Banks - 0.3%
                      Thrifts & Mortgage Finance - 0.3%
 4,185,000     8.64   Taganka Car Loan Finance Plc, Floating Rate
                         Note, 11/14/13 (144A)                               $ 4,184,582
                                                                             -----------
                      Total Banks                                            $ 4,184,582
                                                                             -----------
                      Utilities - 1.1%
                      Electric Utilities - 1.0%
 1,700,638            FPL Energy National Wind, 6.125%,
                         3/25/19 (144A)                                      $ 1,654,584
 1,952,280            FPL Energy Wind Funding, 6.876%,
                         6/27/17 (144A)                                        1,984,005
 8,901,665            Ormat Funding Corp., 8.25%, 12/30/20                     9,113,079
                                                                             -----------
                                                                             $12,751,668
                                                                             -----------
                      Total Utilities                                        $12,751,668
                                                                             -----------
                      TOTAL ASSET BACKED SECURITIES
                      (Cost $33,133,611)                                     $34,256,573
                                                                             -----------
                      COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
                      Banks - 0.8%
                      Thrifts & Mortgage Finance - 0.8%
 4,890,000            SBA CMBS Trust, 7.825%, 11/15/36                       $ 4,889,897
 5,065,000            T SRA R 2006-1 F, 7.5296%,
                         10/15/36 (144A)                                       5,142,558
                                                                             -----------
                      TOTAL COLLATERALIZED MORTGAGE
                      OBLIGATIONS                                            $10,032,455
                                                                             -----------
                      (Cost $9,962,953)                                      $10,032,455
                                                                             -----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                              Value
                                CORPORATE BONDS - 86.9%
                                Energy - 11.7%
                                Coal & Consumable Fuels - 0.9%
         $ 5,800,000            Adaro Finance B.V., 8.5%, 12/8/10 (144A)               $ 5,981,250
           5,300,000            Massey Energy Co., 6.875%, 12/15/13                      4,968,750
                                                                                       -----------
                                                                                       $10,950,000
                                                                                       -----------
                                Oil & Gas Drilling - 1.4%
          11,000,000            DDI Holding AS, 9.3%, 1/19/12                          $11,467,500
           7,153,000            Norse Energy ASA, 6.5%, 7/14/11 (144A)                   5,543,575
                                                                                       -----------
                                                                                       $17,011,075
                                                                                       -----------
                                Oil & Gas Equipment & Services - 2.7%
          69,000,000            Petromena AS, 9.75%, 5/24/12 (144A)                    $10,927,076
           3,765,000    11.67   Pipe Acquisition Finance, Floating Rate Note,
                                   12/15/10 (144A)                                       3,802,650
           4,000,000            Semgroup LP, 8.75%, 11/15/15 (144A)                      4,030,000
           6,400,000            Sevan Marine ASA, 9.75%, 1/31/11                         6,400,000
NOK       33,000,000            Sevan Marine, 9.0%, 3/31/08                              5,193,794
NOK        9,500,000            Thule Drilling, 10.0%, 5/10/07                           1,598,935
NOK        8,500,000            Thule Drilling, 10.0%, 5/10/07                           1,339,586
                                                                                       -----------
                                                                                       $33,292,041
                                                                                       -----------
                                Oil & Gas Exploration & Production - 5.7%
              60,000            Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)            $    62,400
           4,485,000            Baytex Energy, Ltd., 9.625%, 7/15/10                     4,664,400
           1,505,000            Berry Petroleum Co., 8.25% 11/1/16                       1,508,763
           7,750,000            Chesapeake Energy Corp., 7.625%, 7/15/13                 8,030,938
           6,395,000            Clayton Williams Energy, 7.75%, 8/1/13                   5,899,388
           2,020,000            Gazprom International SA, 7.201%,
                                   2/1/20 (144A)                                         2,122,010
           4,270,000            Harvest Operations Corp., 7.875%, 10/15/11               4,056,500
           2,000,000            Hilcorp Energy, 7.75%, 11/1/15 (144A)                    1,940,000
           4,390,000            Hilcorp Energy, 9.0%, 6/1/16 (144A)                      4,543,650
           3,970,000            Pan American Energy, LLC, 7.75%,
                                   2/9/12 (144A)                                         3,989,850
           5,950,000            Petroquest Energy, Inc., 10.375%, 5/15/12                6,188,000
           4,950,000            Pogo Producing Co., 7.875%, 5/1/13 (144A)                5,036,625
           5,065,000            Quicksilver Resources, Inc., 7.125%, 4/1/16              4,786,425
           5,860,000            Range Resources Corp., 7.5%, 5/15/16                     5,918,600
           2,405,000            Stone Energy Corp., 6.75%, 12/15/14                      2,296,775
           6,980,000            Verasun Energy Corp., 9.875%, 12/15/12                   7,329,000
                                                                                       ------------
                                                                                       $68,373,324
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                               Value
                                Oil & Gas Storage & Transportation - 0.9%
         $ 2,015,000            Copano Energy LLC, 8.125%, 3/1/16                      $  2,050,263
           5,540,000     0.00   Enterprise Products, Floating Rate
                                   Note, 8/1/66                                           5,953,916
             960,000            Inergy LP, 8.25%, 3/1/16                                    996,000
           1,865,000            Targa Resources, Inc., 8.5%, 11/1/13 (144A)               1,860,338
                                                                                       ------------
                                                                                       $ 10,860,517
                                                                                       ------------
                                Total Energy                                           $140,486,957
                                                                                       ------------
                                Materials - 20.2%
                                Aluminum - 1.5%
          12,510,000            Asia Aluminum Holdings, 8.0%,
                                   12/23/11 (144A)                                     $ 12,259,800
           5,710,000            Indalex Holding, 11.5%, 2/1/14 (144A)                     5,995,500
                                                                                       ------------
                                                                                       $ 18,255,300
                                                                                       ------------
                                Commodity Chemicals - 2.1%
             515,000            Arco Chemical Co., 9.8%, 2/1/20                        $    581,950
           6,770,000            Georgia Gulf Corp., 10.75%, 10/15/16 (144A)               6,617,675
           3,086,000            Georgia Gulf Corp., 9.5%, 10/15/14 (144A)                 3,039,710
           9,465,000            Invista, 9.25%, 5/1/12 (144A)                            10,080,225
           4,900,000            Tronox Worldwide Finance, 9.5%, 12/1/12                   5,059,250
                                                                                       ------------
                                                                                       $ 25,378,810
                                                                                       ------------
                                Construction Materials - 1.7%
           8,615,000            Advanced Glass Yarn Corp., 11.0%,
                                   11/15/14 (144A)                                     $  8,658,075
           1,500,000            Panolan Industries International, 10.75%,
                                   10/1/13 (144A)                                         1,530,000
           3,750,000            RMCC Acquisition Co., 9.5%, 11/1/12 (144A)                3,881,250
           6,900,000            U.S. Concrete, Inc., 8.375%, 4/1/14                       6,624,000
                                                                                       ------------
                                                                                       $ 20,693,325
                                                                                       ------------
                                Diversified Chemical - 5.3%
           5,525,000            Basell Finance Co., 8.1%, 3/15/27 (144A)               $  5,193,500
           9,070,000            Braskem SA, 11.75%, 1/22/14                              11,201,450
           4,155,000            Braskem SA, 11.75%, 1/22/14 (144A)                        5,131,425
          12,455,000            Crystal US Holdings, Inc., Floating Rate
                                Note, 10/1/14 (c)                                        10,462,200
           5,400,000            Hexion Specialty Chemicals, 9.75%,
                                   11/15/14 (144A)                                        5,386,500
EURO         640,000            Huntsman International LLC, 10.125%, 7/1/09                 837,482
           5,635,000            Ineos Group Holdings Plc, 7.875%,
                                   2/15/16 (144A)                                         6,897,174
EURO       5,515,000            Nell AF Sarl, 8.375%, 8/15/15 (144A)                      7,401,562

20 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                              Value
                                Diversified Chemical - (continued)
         $ 1,000,000            Nell AF Sarl, 8.375%, 8/15/15 (144A)                   $ 1,015,000
           7,875,000            Phibro Animal Health Corp., 10.0%,
                                   8/1/13 (144A)                                         8,111,250
EURO       1,001,000            Rhodia SA, 9.25%, 6/1/11                                 1,367,382
                                                                                       -----------
                                                                                       $63,004,925
                                                                                       -----------
                                Diversified Metals & Mining - 2.1%
          11,170,000            FMG Finance Pty, Ltd., 10.625%,
                                   9/1/16 (144A)                                       $11,002,450
           5,500,000            PNA Group, Inc., 10.75%, 9/1/16 (144A)                   5,665,000
           2,550,000            Vale Overseas, Ltd., 8.25%, 1/17/34                      2,946,525
           5,795,000            Vedenta Resources Plc, 6.625%,
                                   2/22/10 (144A)                                        5,715,319
                                                                                       -----------
                                                                                       $25,329,294
                                                                                       -----------
                                Forest Products - 0.9%
           4,170,000            Ainsworth Lumber, 6.75%, 3/15/14                       $ 2,960,700
             450,000            Ainsworth Lumber, 6.75%, 3/15/14                           317,250
           4,175,000            Mandra Foresty, 12.0%, 5/15/13 (144A)                    2,797,250
           4,225,000            Sino Forest Corp., 9.125%, 8/17/11 (144A)                4,467,938
                                                                                       -----------
                                                                                       $10,543,138
                                                                                       -----------
                                Metal & Glass Containers - 1.2%
           9,100,000            Impress Metal Pack Holding, 9.25%,
                                   9/15/14 (144A)                                      $11,443,253
           2,885,000            Vitro Envases Norteamerica, 10.75%,
                                   7/23/11 (144A)                                        3,091,278
                                                                                       -----------
                                                                                       $14,534,531
                                                                                       -----------
                                Paper Packaging - 2.2%
           8,158,000            AEP Industries, Inc., 7.875%, 3/15/13                  $ 8,239,580
           8,605,000            Graham Packaging Co., 9.875%, 10/15/14 (c)               8,626,513
           9,730,000            Graphic Packaging Co., 9.5%, 8/15/13 (c)                 9,997,575
EURO          10,000            MDP Acquisitions Plc, 10.125%,
                                   10/1/12 (144A)                                           13,947
                                                                                       -----------
                                                                                       $26,877,615
                                                                                       -----------
                                Paper Products - 1.0%
           9,870,000            Exopac Holding Corp., 11.25%, 2/1/14 (144A)            $10,338,825
           1,720,000            P.H. Glatfelter, 7.125%, 5/1/16 (144A)                   1,714,957
                                                                                       -----------
                                                                                       $12,053,782
                                                                                       -----------
                                Precious Metals & Minerals - 0.3%
           2,625,000            Alrosa Finance SA, 8.875%, 11/17/14 (144A)             $ 3,012,188
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                               Value
                                Specialty Chemicals - 0.8%
         $   950,000            Kronos International, Inc., 6.5%, 4/15/13              $  1,167,337
           7,500,000            LPG International, Inc., 7.25%, 12/20/15                  7,453,125
             920,000            Polyone Corp., 8.875%, 5/1/12 (c)                           933,800
                                                                                       ------------
                                                                                       $  9,554,262
                                                                                       ------------
                                Steel - 1.1%
           4,000,000            Bulgaria Steel Finance, 12.0%, 5/4/13                  $  5,304,481
           1,835,000            CSN Islands IX Corp., 10.5%, 1/15/15 (144A)               2,130,894
           2,765,000            CSN Islands IX Corp., 9.5%, 7/1/49 (144A)                 2,893,020
           3,160,000            Edgen Acquisition Corp., 9.875%, 2/1/11                   3,128,400
                                                                                       ------------
                                                                                       $ 13,456,795
                                                                                       ------------
                                Total Materials                                        $242,693,965
                                                                                       ------------
                                Capital Goods - 9.2%
                                Aerospace & Defense - 0.1%
             940,000            L-3 Communications Corp., 6.375%, 10/15/15             $    925,900
                                                                                       ------------
                                Building Products - 1.5%
           8,765,000     9.65   Builders Firstsource, Inc., Floating Rate
                                   Note, 2/15/12                                       $  8,611,613
           1,650,000            Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                 1,802,625
           2,670,000            CCSA Finance, Ltd., 7.875%, 5/17/16 (144A)                2,720,063
           4,675,000            Loma Negra C.I.A.S.A., 7.25%,
                                   3/15/13 (144A)                                         4,597,863
                                                                                       ------------
                                                                                       $ 17,732,164
                                                                                       ------------
                                Construction & Engineering - 1.7%
           2,975,000            Desarrolladora Homex SA, 7.5%, 9/28/15                 $  2,985,413
           4,950,000            Dycom Industries, 8.125%, 10/15/15                        5,123,250
NOK       83,228,200     5.00   Kvaerner ASA, 0.0%, 10/30/11                             12,798,265
                                                                                       ------------
                                                                                       $ 20,906,928
                                                                                       ------------
                                Construction & Farm Machinery & Heavy Trucks - 2.4%
          5,140,000             Accuride Corp., 8.5%, 2/1/15                           $  4,985,800
          8,270,000             Commercial Vehicle Group, 8.0%, 7/1/13                    8,021,900
          2,450,000             Greenbrier Co., Inc., 8.375%, 5/15/15                     2,480,625
         13,800,000     12.00   Stanadyne Corp., Floating Rate Note, 2/15/15              9,108,000
          4,090,000             Stanadyne Corp., 10.0%, 8/15/14                           4,171,800
                                                                                       ------------
                                                                                       $ 28,768,125
                                                                                       ------------
                                Electrical Component & Equipment - 0.2%
          1,975,000             Vac Finanzierung BMGH, 9.25%,
                                   4/15/16 (144A)                                      $  2,562,356
                                                                                       ------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                               Value
                                Heavy Electrical Equipment - 0.9%
         $ 1,750,000            Altra Industrial Motion, 11.25%, 2/15/13               $  3,438,993
           3,030,000            Altra Industrial Motion, 9.0%, 12/1/11                    3,090,600
           4,750,000            Hawk Corp., 8.75%, 11/1/14                                4,773,750
                                                                                       ------------
                                                                                       $ 11,303,343
                                                                                       ------------
                                Trading Companies & Distributors - 2.4%
           2,000,000            Glencore Finance Europe, 8.0%, 2/28/49                 $  2,000,318
           5,125,000            Glencore Funding LLC, 6.0%, 4/15/14 (144A)                4,978,251
           3,065,000            Interline Brands, Inc., 8.125%, 6/15/14                   3,133,963
           2,075,000            Mobile Services Group, Inc., 9.75%,
                                   8/1/14 (144A)                                          2,150,219
          12,200,000            Noble Group, Ltd., 6.625%, 3/17/15 (144A)                11,004,412
EURO       3,500,000            Ray Acquisition Sca., 9.375%, 3/16/15 (144A)              5,060,322
                                                                                       ------------
                                                                                       $ 28,327,485
                                                                                       ------------
                                Total Capital Goods                                    $110,526,301
                                                                                       ------------
                                Commercial Services & Supplies - 4.4%
                                Diversified Commercial Services - 1.8%
             820,000            Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)            $    840,500
           7,200,000     9.84   FS Funding AS, Floating Rate Note,
                                   5/15/16 (144A)                                         9,145,921
           2,930,000            FTI Consulting, 7.625%, 6/15/13                           2,995,925
           3,420,000            Park-Ohio Industries, Inc., 8.375%, 11/15/14              3,180,600
           5,425,000            United Rentals NA, Inc., 7.75%, 11/15/13 (c)              5,411,438
                                                                                       ------------
                                                                                       $ 21,574,384
                                                                                       ------------
                                Environmental & Facilities Services - 2.1%
           3,570,000            Clean Harbors, Inc., 11.25%, 7/15/12 (144A)            $  4,016,250
           7,330,000            Hydrochem Industrial Service, 9.25%,
                                   2/15/13 (144A)                                         7,275,025
           6,963,298            New Reclamation Group, 8.125%,
                                   2/1/13 (144A)                                          8,978,592
           5,300,000            Waste Services, Inc., 9.5%, 4/15/14                       5,432,500
                                                                                       ------------
                                                                                       $ 25,702,367
                                                                                       ------------
                                Office Services & Supplies - 0.5%
           5,485,000            Nutro Products, Inc., 10.75%, 4/15/14 (144A)           $  5,896,375
                                                                                       ------------
                                Total Commercial Services & Supplies                   $ 53,173,126
                                                                                       ------------
                                Transportation - 3.5%
                                Airlines - 1.4%
             736,000            AMR Corp., 9.8%, 10/1/21 (b)                           $    727,720
           2,660,000            Continental Air, Inc., 7.568%, 12/1/06                    2,660,000
          11,850,000            Gol Finance, 8.75%, 4/29/49 (144A)                       11,524,125

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                              Value
                                Airlines - (continued)
         $ 3,100,000            Northwest Airlines, Inc., 10.0%, 2/1/09 (d)            $ 1,937,500
                                                                                       -----------
                                                                                       $16,849,345
                                                                                       -----------
                                Marine - 1.8%
           1,615,000            CMA CGM SA, 7.25%, 2/1/13 (144A)                       $ 1,562,513
           1,600,000     0.00   DP Producer AS, Floating Rate Note,
                                   12/5/11 (144A)                                        1,600,000
           3,251,000    11.00   H-Lines Finance Holding, Floating Rate
                                Note, 4/1/13                                             2,934,028
           1,500,000            Seabulk International, Inc., 9.5%, 8/15/13               1,625,625
           3,750,000            Ship Finance International, Ltd.,
                                   8.5%, 12/15/13                                        3,656,250
           7,455,000            Stena AB, 7.0%, 12/1/16                                  7,091,569
             500,000            Stena AB, 7.5%, 11/1/13                                    497,500
           2,660,000            Trailer Bridge, Inc., 9.25%, 11/15/11                    2,699,900
                                                                                       -----------
                                                                                       $21,667,385
                                                                                       -----------
                                Railroads - 0.3%
           3,855,000            TFM SA De CV, 9.375%, 5/1/12                           $ 4,115,213
                                                                                       -----------
                                Total Transportation                                   $42,631,943
                                                                                       -----------
                                Automobiles & Components - 2.2%
                                Auto Parts & Equipment - 0.5%
           7,290,000            Cooper Standard Auto, 8.375%, 12/15/14 (c)             $ 5,376,375
                                                                                       -----------
                                Automobile Manufacturers - 1.2%
           2,050,000            Ashtead Capital, Inc., 9.0%, 8/15/16 (144A)            $ 2,157,625
           6,955,000            Ford Motor Credit Corp., 7.375%, 10/28/09                6,769,802
EURO       1,450,000            General Motors Corp., 7.25%, 7/3/13                      1,765,527
          4,250,000             General Motors Acceptance Corp.,
                                   6.75%, 12/1/14                                        4,213,603
                                                                                       -----------
                                                                                       $14,906,557
                                                                                       -----------
                                Tires & Rubber - 0.5%
           6,105,000            Goodyear Tire & Rubber, 9.0%, 7/1/15                   $ 6,173,681
                                                                                       -----------
                                Total Automobiles & Components                         $26,456,613
                                                                                       -----------
                                Consumer Durables & Apparel - 1.3%
                                Homebuilding - 1.3%
           4,120,000            Urbi Desarrollos Urbanos, 8.5%,
                                   4/19/16 (144A)                                      $ 4,367,200
           5,300,000            WCI Communities, Inc., 6.625%, 3/15/15 (c)               4,319,500
           1,760,000            WCI Communities, Inc., 7.875%, 10/1/13 (c)               1,491,600

24 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                              Value
                                Homebuilding - (continued)
         $ 6,620,000            William Lyon Homes, 7.50%, 2/15/14                     $ 5,428,400
                                                                                       -----------
                                                                                       $15,606,700
                                                                                       -----------
                                Total Consumer Durables & Apparel                      $15,606,700
                                                                                       -----------
                                Consumer Services - 4.1%
                                Casinos & Gaming - 4.0%
           3,450,000            Codere Finance SA, 8.25%, 6/15/15 (144A)               $ 4,734,776
           6,490,000            Galaxy Entertainment Financial, 9.875%,
                                   12/15/12 (144A)                                       6,863,175
           6,260,000            Little Traverse Bay Odawa Inn, 10.25%,
                                   2/15/14 (144A)                                        6,260,000
           6,960,000     8.25   Lottomatica S.p.A., Floating Rate Note,
                                   3/31/66 (144A)                                        9,174,263
           1,705,000            MTR Gaming Group., 9.75%, 4/1/10                         1,790,250
           3,725,000            Pokagon Gaming Authority, 10.375%,
                                   6/15/14 (144A)                                        3,995,063
           2,155,000            San Pasqual Casino, 8.0%, 9/15/13 (144A)                 2,198,100
           6,130,000            Station Casinos Inc., 6.625%, 3/15/18                    5,440,375
           7,400,000            Trump Entertainment Resorts, 8.5%, 6/1/15                7,242,750
                                                                                       -----------
                                                                                       $47,698,752
                                                                                       -----------
                                Hotels, Resorts & Cruise Lines - 0.1%
           1,000,000    10.12   HRP Myrtle Beach, Floating Rate Note,
                                   4/1/12 (144A)                                       $   997,500
                                                                                       -----------
                                Specialized Consumer Services - 0.0%
             450,000     4.84   Tui AG, Floating Rate Note, 12/10/10 (144A)            $   570,184
                                                                                       -----------
                                Total Consumer Services                                $49,266,436
                                                                                       -----------
                                Media - 5.6%
                                Broadcasting & Cable TV - 3.8%
          10,140,000            C&M Finance, Ltd., 8.1%, 2/1/16 (144A)                 $10,152,675
           7,000,000            Cablemas Sa De Cv, 9.375%,
                                   11/15/15 (144A)                                       7,402,500
           4,760,000            CCH I LLC, 11.0%, 10/1/15                                4,587,450
           5,050,000            CCH II LLC/CCH II Cap CP, 10.25%,
                                   9/15/10 (c)                                           5,201,500
          10,840,000            Huges Network System, 9.5%, 4/15/14 (144A)              11,300,700
EURO       7,200,000            Kabel Deutschland GMBH, 10.625%,
                                   7/1/14 (144A)                                         7,785,000
                                                                                       -----------
                                                                                       $46,429,825
                                                                                       -----------
                                Movies & Entertainment - 1.0%
          11,770,000            Corp Interamer De Entret, 8.875%,
                                   6/14/15 (144A)                                      $11,681,725
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal     Floating
Amount        Rate (e)                                                              Value
                       Publishing - 0.8%
$ 3,567,605            AAC Group Holding Corp., 12.75%,
                          10/1/12 (144A)                                      $ 3,754,904
  2,665,000            Sheridan Acquisition Corp., 10.25%, 8/15/11              2,718,300
  3,580,000            Visant Holding Corp., 10.25%, 12/1/13 (STEP)             3,025,100
                                                                              -----------
                                                                              $ 9,498,304
                                                                              -----------
                       Total Media                                            $67,609,854
                                                                              -----------
                       Retailing - 0.2%
                       General Merchandise Stores - 0.2%
  1,750,000            Cnetral Garden, 9.125%, 2/1/13                         $ 1,828,750
                                                                              -----------
                       Total Retailing                                        $ 1,828,750
                                                                              -----------
                       Food & Drug Retailing - 1.1%
                       Drug Retail - 0.4%
  4,685,000            Duane Reade, Inc., 9.75%, 8/1/11 (b)                   $ 4,134,513
    375,000     9.89   Duane Reade, Inc., Floating Rate Note,
                          12/15/10 (c)                                            383,438
                                                                              -----------
                                                                              $ 4,517,951
                                                                              -----------
                       Food Distributors - 0.7%
  4,735,000            JBS SA, 10.5%, 8/4/16 (144A)                           $ 4,933,870
  4,095,000            Wornick Co., 10.875%, 7/15/11                            4,095,000
                                                                              -----------
                                                                              $ 9,028,870
                                                                              -----------
                       Total Food & Drug Retailing                            $13,546,821
                                                                              -----------
                       Food, Beverage & Tobacco - 2.3%
                       Agricultural Products - 1.1%
 14,530,000            Cosan SA Industria, 8.25%, 2/15/49 (144A)              $13,796,235
                                                                              -----------
                       Brewers - 0.3%
  3,519,000            Argentine Beverages, 7.375%, 3/22/12 (144A)            $ 3,592,899
    120,000            Cia Brasileira de Bebida, 8.75%, 9/15/13                   139,800
                                                                              -----------
                                                                              $ 3,732,699
                                                                              -----------
                       Distillers & Vintners - 0.7%
  3,286,800            Belvedere, 7.692%, 4/11/14                             $ 3,870,896
  3,585,000     6.47   Belvedere, Floating Rate Note,
                          5/15/13 (144A)                                        4,702,652
                                                                              -----------
                                                                              $ 8,573,548
                                                                              -----------
                       Packaged Foods & Meats - 0.2%
  2,025,000            Bertin, Ltd., 10.25%, 10/5/16 (144A)                   $ 2,070,563
                                                                              -----------
                       Total Food, Beverage & Tobacco                         $28,173,045
                                                                              -----------
                       Health Care Equipment & Services - 2.6%
                       Health Care Equipment - 0.6%
  6,435,000            Accellent, Inc., 10.5%, 12/1/13                        $ 6,724,575
                                                                              -----------

26 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     Floating
Amount        Rate (e)                                                              Value
                       Health Care Facilities - 0.8%
$ 5,285,000            Hanger Orthopedic Group., 10.25%, 6/1/14               $ 5,390,700
  4,800,000            Psychiatric Solutions, 7.75%, 7/15/15                    4,752,000
                                                                              -----------
                                                                              $10,142,700
                                                                              -----------
                       Health Care Services - 0.5%
  1,760,000            AMR Holdco/Emcar Holdco, 10.0%, 2/15/15                $ 1,887,600
  3,665,000            Rural/Metro Corp., 9.875%, 3/15/15                       3,820,763
                                                                              -----------
                                                                              $ 5,708,363
                                                                              -----------
                       Health Care Supplies - 0.2%
  2,200,000    12.87   Medical Services Co., Floating Rate Note,
                          10/15/11                                            $ 2,101,000
                                                                              -----------
                       Managed Health Care - 0.5%
  6,600,000            Multiplan, Inc., 10.375% 4/15/16 (144A)                $ 6,600,000
                                                                              -----------
                       Total Health Care Equipment & Services                 $31,276,638
                                                                              -----------
                       Pharmaceuticals & Biotechnology - 1.5%
                       Biotechnology - 0.8%
 11,015,000            Angiotech Pharmaceutical, 7.75%,
                          4/1/14 (144A)                                       $10,464,250
                                                                              -----------
                       Pharmaceuticals - 0.6%
  7,270,000            Warner Chilcott Corp., 8.75%, 2/1/15                   $ 7,506,275
                                                                              -----------
                       Total Pharmaceuticals & Biotechnology                  $17,970,525
                                                                              -----------
                       Banks - 3.8%
                       Diversified Banks - 3.8%
  4,380,000            ALB Finance BV, 9.25%, 9/25/13 (144A)                  $ 4,336,200
  6,675,000            ATF Bank JSC, 9.25%, 4/12/12 (144A)                      6,794,883
  3,110,000            ATF Bank, 9.0%, 5/11/16 (144A)                           3,050,661
  6,370,000            Hipotecaria Su Casita SA, 8.5%,
                          10/4/16 (144A)                                        6,602,505
  3,750,000     9.20   Kazkommerts Finance 2 BV, Floating Rate
                          Note, 11/29/49                                        3,890,625
  1,650,000            Kazkommerts International BV, 8.0%, 11/3/15              1,697,438
  3,465,000            Russian Stand Bank, 7.5%, 10/7/10 (144A)                 3,348,056
  8,850,000            Sibacademfinance Plc, 9.0%, 5/12/09 (144A)               8,879,205
  7,070,000            Turanalem Finance BV, 8.5%, 2/10/15 (144A)               7,282,100
                                                                              -----------
                                                                              $45,881,673
                                                                              -----------
                       Total Banks                                            $45,881,673
                                                                              -----------
                       Diversified Financials - 0.8%
                       Consumer Finance - 0.5%
  6,660,000            Ace Cash Express, Inc., 10.25%,
                          10/1/14 (144A)                                      $ 6,693,300
                                                                              -----------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal     Floating
Amount        Rate (e)                                                              Value
                       Investment Banking & Brokerage - 0.1%
$ 1,200,000            Sistema Finance SA, 10.25%, 4/14/08                    $ 1,257,960
                                                                              -----------
                       Diversified Financial Services - 0.1%
  1,625,000            Bombardier Capital, Inc., 7.09%, 3/30/07               $ 1,625,325
                                                                              -----------
                       Total Diversified Financials                           $ 9,576,585
                                                                              -----------
                       Insurance - 1.1%
                       Life & Health Insurance - 0.4%
  5,096,000            Presidential Life Corp., 7.875%, 2/15/09               $ 4,866,680
                                                                              -----------
                       Property & Casualty Insurance - 0.2%
  2,000,000            Kingsway America, Inc., 7.5%, 2/1/14                   $ 2,041,246
                                                                              -----------
                       Reinsurance - 0.5%
    500,000            Odyssey Re Holdings, 7.65%, 11/1/13                    $   514,948
  5,755,000            Platinum Underwriters HD, 7.5%, 6/1/17                   6,023,966
                                                                              -----------
                                                                              $ 6,538,914
                                                                              -----------
                       Total Insurance                                        $13,446,840
                                                                              -----------
                       Real Estate - 0.5%
                       Real Estate Investment Trusts - 0.5%
  5,025,000            Trustreet Properties, Inc., 7.5%, 4/1/15               $ 5,477,250
                                                                              -----------
                       Total Real Estate                                      $ 5,477,250
                                                                              -----------
                       Software & Services - 0.2%
                       Application Software - 0.1%
  1,000,000            Serena Software, Inc., 10.375%, 3/15/16                $ 1,062,500
                                                                              -----------
                       Data Processing & Outsourced Services - 0.1%
  1,360,000            Ipayment, Inc., 9.75%, 5/15/14 (144A)                  $ 1,397,400
                                                                              -----------
                       Total Software & Services                              $ 2,459,900
                                                                              -----------
                       Technology Hardware & Equipment - 1.2%
                       Computer Hardware - 0.7%
  7,775,000            Compucom Systems, Inc., 12.0%,
                          11/1/14 (144A)                                      $ 7,823,594
                                                                              -----------
                       Technology Distributors - 0.5%
  6,125,000            Da-Lite Screen Co., Inc., 9.5%, 5/15/11                $ 6,461,875
                                                                              -----------
                       Total Technology Hardware & Equipment                  $14,285,469
                                                                              -----------
                       Semiconductors - 0.3%
  4,150,000            NXP BV, 7.785%, 10/15/14 (144A)                        $ 4,212,250
                                                                              -----------
                       Total Semiconductors                                   $ 4,212,250
                                                                              -----------

28 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                              Value
                                Telecommunication Services - 7.6%
                                Integrated Telecommunication Services - 1.3%
         $ 9,935,000            Eschelon Operating Co., 8.375%, 3/15/10                $ 9,562,438
           5,700,000            Stratos Global Corp., 9.875%, 2/15/13                    5,130,000
             630,000            Tele Norte Leste Participacoes,
                                   8.0%, 12/18/13                                          667,800
                                                                                       -----------
                                                                                       $15,360,238
                                                                                       -----------
                                Wireless Telecommunication Services - 6.3%
           4,500,000            Broadview Networks Holdings, 11.375%,
                                    9/1/12 (144A)                                      $ 4,668,750
EURO    0   9,210,00            Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                   8,830,088
EURO    0   2,135,00            Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                  2,739,276
           4,885,000    13.64   Cleveland Unlimited, Inc., Floating Rate Note,
                                   12/15/10 (144A)                                       5,288,013
          13,390,000            Cricket Communications I, 9.375%,
                                   11/1/14 (144A)                                       13,657,800
           5,500,000            Digicel, Ltd., 9.25%, 9/1/12 (144A)                      5,706,250
           2,040,000            Horizon PCS, Inc., 11.375%, 7/15/12                      2,289,900
           6,870,000   10.375   Inmarsat Finance Plc, Floating Rate
                                   Note, 11/15/12                                        6,148,650
          16,460,000     0.00   Intelsat Intermediate, Floating Rate
                                   Note, 2/1/15                                         12,468,450
           4,950,000            Mobile Telesystems Finance, 8.0%, 1/28/12                5,129,438
           1,889,000            Mobile Telesystems Finance, 8.375%,
                                   10/14/10 (144A)                                       1,978,728
           2,000,000            UBS (Vimpelcom), 8.375%, 10/22/11 (144A)                 2,120,000
           4,750,000            UBS (Vimpelcom), 8.25%, 5/23/16 (144A)                   4,922,174
                                                                                       -----------
                                                                                       $75,947,517
                                                                                       -----------
                                Total Telecommunication Services                       $91,307,755
                                                                                       -----------
                                Utilities - 1.5%
                                Electric Utilities - 1.2%
           6,507,000            AES Chivor, 9.75%, 12/30/14 (144A)                     $ 7,222,770
           2,378,801            Juniper Generation, 6.79%, 12/31/14 (144A)               2,306,176
           5,940,000            Mirant JPSCO Finance, Ltd., 11.0%,
                                   7/6/16 (144A)                                         6,058,800
                                                                                       -----------
                                                                                       $15,587,746
                                                                                       -----------
                                Gas Utilities - 0.2%
           2,240,000     7.20   Southern Union Co., 7.2%, 11/1/66                      $ 2,261,591
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   29

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

Principal              Floating
Amount                 Rate (e)                                                                 Value
                                Multi-Utilities - 0.0%
      $      460,000            Reliant Energy, Inc., 6.75%, 12/15/14                  $      438,725
                                                                                       --------------
                                Total Utilities                                        $   18,288,062
                                                                                       --------------
                                TOTAL CORPORATE BONDS
                                (Cost $1,029,196,766)                                  $1,046,183,458
                                                                                       --------------
                                FOREIGN GOVERNMENT BONDS - 1.3%
ITL    2,100,000,000            Banco Nac De Desen Econo, 8.0%, 4/28/10                $    1,526,465
          10,350,000            Federal Republic of Brazil, 12.5%, 1/5/16                   4,907,078
           2,405,000            Federal Republic of Brazil, 7.875%, 3/7/15                  2,663,538
             410,000            Republic of Colombia, 10.75%, 1/15/13                         505,325
COP    2,510,000,000            Republic of Columbia, 11.75%, 3/1/10                        1,173,874
COP   10,258,000,000            Republic of Columbia, 12.0%, 10/22/15                       5,175,728
             285,000     9.00   Republic of Ecuador, Floating Rate Note,
                                  8/15/30                                                     284,573
                                                                                       --------------
                                                                                       $   16,236,581
                                                                                       --------------
                                TOTAL FOREIGN GOVERNMENT BONDS
                                (Cost $14,350,128)                                     $   16,236,581
                                                                                       --------------
                                MUNICIPAL BONDS - 0.5%
                                Government - 0.5%
                                Municipal Airport - 0.0%
              15,000            New Jersey Economic Development Authority
                                   Special Facility Revenue, 7.0%, 11/15/30            $       15,981
                                                                                       --------------
                                Municipal Facilities - 0.0%
             250,000            East Chicago Ind Exempt Facs, 7.0%, 1/1/14             $      264,955
                                                                                       --------------
                                Municipal Utilities - 0.5%
           3,835,000     7.31   San Antonio Texas Electric & Gas, Floating Rate
                                   Note, 2/1/19 (144A)                                 $    5,238,687
                                                                                       --------------
                                TOTAL MUNICIPAL BONDS                                  $    5,519,623
                                                                                       --------------
                                (Cost $5,287,457)                                      $    5,519,623
                                                                                       --------------
                                TEMPORARY CASH INVESTMENTS - 4.4%
                                Repurchase Agreement - 1.7%
          20,000,000            UBS Warburg, Inc., 5.22%, dated 10/31/06,
                                repurchase price of $20,000,000 plus accrued
                                interest on 11/1/06, collateralized by
                                $20,451,000 U.S. Treasury Bill,
                                3,875%, 5/15/09
                                                                                       $   20,000,000
                                                                                       --------------

30 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares        Security Lending Collateral - 2.7%                    Value
32,389,026    Securities Lending Investment Fund, 5.22%    $   32,389,026
                                                           --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $52,389,026)                           $   52,389,026
                                                           --------------
              TOTAL INVESTMENT IN SECURITIES - 98.2%
              (Cost $1,159,713,542) (a) (b)                $1,181,917,986
                                                           --------------
              OTHER ASSETS AND LIABILITIES - 1.8%          $   21,739,542
                                                           --------------
              TOTAL NET ASSETS - 100.0%                    $1,203,657,528
                                                           ==============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2006, the value of these securities amounted to $587,044,682 or 48.8% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specific date. The rate shown is the rate at the end of the period.

(a) At October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,160,062,986 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                                  $34,465,342
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                                  (12,610,342)
                                                                                         -----------
       Net unrealized gain                                                               $21,855,000
                                                                                         ===========

(b) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       United States                                                                            56.3%
       Norway                                                                                    5.1
       Brazil                                                                                    4.9
       Netherlands                                                                               4.2
       Bermuda                                                                                   3.8
       Canada                                                                                    2.8
       Mexico                                                                                    2.8
       Luxembourg                                                                                2.7
       United Kingdom                                                                            2.1
       South Africa                                                                              1.7
       Cayman Islands                                                                            1.5
       France                                                                                    1.4
       Columbia                                                                                  1.1
       Germany                                                                                   1.0
       Australia                                                                                 1.0
       Argentina                                                                                 1.0
       Jamaica                                                                                   1.0
       Other (Individually less than 1%)                                                         5.6
                                                                                                ----
                                                                                                 100%
                                                                                                ====

The accompanying notes are an integral part of these financial statements.   31

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

(c)  At October 31, 2006, the following securities were out on loan:

      Principal
         Amount
        USD ($)    Description                                        Value
     $1,574,500    CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10    $ 1,621,735
      5,467,100    Cooper Standard Auto, 8.375%, 12/15/14         4,031,986
      3,186,900    General Motors Acceptance Corp., 6.75%,
                    12/1/14+                                      3,159,620
      6,453,750    Graham Packaging Co., 9.875%, 10/15/14         6,469,885
      6,000,000    Graphic Packaging Co., 9.5%, 8/15/13           6,165,000
      1,567,140    Polyone Corp., 8.875%, 5/1/12                  1,590,647
      3,744,600    United Rentals NA, Inc., 7.75%, 11/15/13       3,735,239
      3,975,000    WCI Communities, Inc., 6.625%, 3/15/15         3,239,625
      1,295,000    WCI Communities, Inc., 7.875%, 10/1/13         1,097,513
                                                                -----------
                   Total                                        $31,111,249
                                                                ===========

(d)  Security is in default and is non-income producing

(e) Debt obligation initially issued at on coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

+    Indicated unsettled sale as of 10/31/06

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted:

  EURO     Euro
  COP      Columbian Peso
  ITL      Italian Lira
  NOK      Norwegian Kroner

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2006 aggregated $732,189,739 and $361,559,191, respectively.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $31,788,630) (cost $1,159,713,542)                                  $1,181,917,986
  Cash                                                                        796,602
  Foreign currencies, at value (cost $8,914,825)                            8,991,406
  Receivables -
   Investment securities sold                                              12,296,080
   Fund shares sold                                                        31,028,060
   Interest                                                                23,640,514
   Forward foreign currency portfolio hedge contracts, open net                18,663
   Due from Pioneer Investment Management, Inc.                               153,604
  Other                                                                        70,002
                                                                       --------------
     Total assets                                                      $1,258,912,917
                                                                       --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                     $   17,425,831
   Fund shares repurchased                                                  1,920,455
   Dividends                                                                3,024,925
   Upon return of securities loaned                                        32,389,026
  Due to affiliates                                                           381,313
  Accrued expenses                                                            113,839
                                                                       --------------
     Total liabilities                                                 $   55,255,389
                                                                       --------------
NET ASSETS:
  Paid-in capital                                                      $1,172,612,496
  Undistributed net investment income                                       2,591,582
  Accumulated net realized gain on investments and foreign
    currency transactions                                                   6,195,751
  Net unrealized gain on investments                                       22,204,444
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             53,255
                                                                       --------------
     Total net assets                                                  $1,203,657,528
                                                                       ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $659,845,359/53,462,349 shares)                    $        12.34
                                                                       ==============
  Class B (based on $130,563,064/10,607,066 shares)                    $        12.31
                                                                       ==============
  Class C (based on $413,213,471/33,652,002 shares)                    $        12.28
                                                                       ==============
  Class Y (based on $35,634/2,924 shares)                              $        12.19
                                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($12.34 [divided by] 95.5%)                                  $        12.92
                                                                       ==============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/06

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $11,424)                  $78,284,087
  Income from securities loaned, net                                       210,860
                                                                       -----------
     Total investment income                                                          $ 78,494,947
                                                                                      ------------
EXPENSES:
  Management fees                                                      $ 6,183,928
  Transfer agent fees and expenses
    Class A                                                                870,062
    Class B                                                                255,769
    Class C                                                                505,332
  Distribution fees
    Class A                                                              1,151,857
    Class B                                                              1,140,713
    Class C                                                              3,399,622
  Administrative reimbursements                                            193,436
  Custodian fees                                                            71,662
  Registration fees                                                         91,754
  Professional fees                                                         78,419
  Printing expense                                                          20,000
  Fees and expenses of nonaffiliated trustees                               21,964
  Miscellaneous                                                             96,709
                                                                       -----------
     Total expenses                                                                   $ 14,081,227
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                                      (338,003)
     Less fees paid indirectly                                                             (31,008)
                                                                                      ------------
     Net expenses                                                                     $ 13,712,216
                                                                                      ------------
       Net investment income                                                          $ 64,782,731
                                                                                      ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                                        $ 6,983,030
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                     540,733    $  7,523,763
                                                                       -----------    ------------
  Change in net unrealized gain on:
    Investments                                                        $28,934,255
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                      74,728    $ 29,008,982
                                                                       -----------    ------------
  Net gain on investments and foreign currency
    transactions                                                                      $ 36,532,745
                                                                                      ------------
  Net increase in net assets resulting from operations                                $101,315,476
                                                                                      ============

34 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/06 and 10/31/05, respectively

                                                                         Year Ended        Year Ended
                                                                          10/31/06          10/31/05
FROM OPERATIONS:
Net investment income                                                  $   64,782,731     $  35,968,778
Net realized gain on investments and foreign currency
  transactions                                                              7,523,763         2,360,771
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                                        29,008,982       (12,150,887)
                                                                       --------------     -------------
    Net increase in net assets resulting from
     operations                                                        $  101,315,476     $  26,178,662
                                                                       --------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.90 and $0.90 per share, respectively)                  $  (33,985,380)    $ (17,088,531)
    Class B ($0.80 and $0.80 per share, respectively)                      (7,529,358)       (4,312,340)
    Class C ($0.80 and $0.80 per share, respectively)                     (22,529,789)      (14,293,466)
    Class Y ($0.75 and $0.00 per share, respectively)                            (783)                -
Net realized gain:
    Class A ($0.03 and $0.00 per share, respectively)                        (987,789)                -
    Class B ($0.03 and $0.00 per share, respectively)                        (283,524)                -
    Class C ($0.03 and $0.00 per share, respectively)                        (831,672)                -
                                                                       --------------     -------------
     Total distributions to shareowners                                $  (66,148,295)    $ (35,694,337)
                                                                       --------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $  647,426,959     $ 674,647,326
Reinvestment of distributions                                              34,600,436        16,405,125
Cost of shares repurchased                                               (244,251,199)     (133,942,624)
Redemption Fees                                                                52,079            95,912
                                                                       --------------     -------------
    Net increase in net assets resulting from
     Fund share transactions                                           $  437,828,275     $ 557,205,739
                                                                       --------------     -------------
    Net increase in net assets                                         $  472,995,456     $ 547,690,064
NET ASSETS:
Beginning of year                                                         730,662,072       182,972,008
                                                                       --------------     -------------
End of year                                                            $1,203,657,528     $ 730,662,072
                                                                       ==============     =============
Undistributed net investment income                                    $    2,591,582     $     527,291
                                                                       ==============     =============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                 '06 Shares       '06 Amount      '05 Shares     '05 Amount
CLASS A
Shares sold                       35,146,305    $  426,400,341    28,487,580    $ 344,722,522
Reinvestment of distributions      1,738,808        21,097,280       725,075        8,745,645
Redemption fees                            -            40,812             -           83,161
Less shares repurchased          (12,363,336)     (149,409,668)   (6,212,612)     (74,793,960)
                                 -----------    --------------    ----------    -------------
    Net increase                  24,521,777    $  298,128,765    23,000,043    $ 278,757,368
                                 ===========    ==============    ==========    =============
CLASS B
Shares sold                        4,017,473    $   48,542,490     7,207,460    $  87,048,135
Reinvestment of distributions        268,477         3,245,601       148,205        1,783,405
Redemption fees                            -             3,009             -            3,524
Less shares repurchased           (1,984,535)      (23,969,774)     (785,108)      (9,433,668)
                                 -----------    --------------    ----------    -------------
    Net increase                   2,301,415    $   27,821,326     6,570,557    $  79,401,396
                                 ===========    ==============    ==========    =============
CLASS C
Shares sold                       14,305,932    $  172,449,140    20,153,947    $ 242,876,669
Reinvestment of distributions        850,505        10,257,555       489,403        5,876,075
Redemption fees                            -             8,258             -            9,227
Less shares repurchased           (5,890,734)      (70,871,757)   (4,138,449)     (49,714,996)
                                 -----------    --------------    ----------    -------------
    Net increase                   9,265,703    $  111,843,196    16,504,901    $ 199,046,975
                                 ===========    ==============    ==========    =============
CLASS Y*
Shares sold                            2,924    $       34,988
                                 -----------    --------------
    Net increase                       2,924    $       34,988
                                 ===========    ==============

*    Class Y shares were first publicly offered on December 28, 2005.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                               10/31/06   10/31/05(a)  10/31/04(a) 10/31/03(a)  10/31/02(a)
CLASS A
Net asset value, beginning of period                           $  11.88     $  11.79      $ 11.31     $  8.56      $  9.51
                                                               --------     --------      -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.90     $   0.90      $  0.69     $  1.00      $  1.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.49         0.09         0.89        2.75        (0.95)
                                                               --------     --------      -------     -------      -------
  Net increase from investment operations                      $   1.39     $   0.99      $  1.58     $  3.75      $  0.07
Distributions to shareowners:
 Net investment income                                            (0.90)       (0.90)       (0.89)      (1.00)       (1.02)
 Net realized gain                                                (0.03)           -        (0.21)          -            -
                                                               --------     --------      -------     -------      -------
Total distributions                                            $  (0.93)    $  (0.90)     $ (1.10)    $ (1.00)     $ (1.02)
                                                               --------     -------       -------     -------      -------
Redemption Fee                                                 $      -(b)  $      -(b)   $     -     $     -      $     -
                                                               --------     --------      -------     -------      -------
Net increase (decrease) in net asset value                     $   0.46     $   0.09      $  0.48     $  2.75      $ (0.95)
                                                               --------     --------      -------     -------      -------
Net asset value, end of period                                 $  12.34     $  11.88      $ 11.79     $ 11.31      $  8.56
                                                               ========     ========      =======     =======      =======
Total return*                                                     12.12%        8.52%       14.82%      45.58%        0.31%
Ratio of net expenses to average net assets+                       1.10%        1.04%        0.75%       0.75%        0.75%
Ratio of net investment income to average net assets+              7.44%        7.40%        8.02%       9.76%       10.79%
Portfolio turnover rate                                              41%          36%          50%        124%          47%
Net assets, end of period (in thousands)                       $659,845     $343,886      $70,063     $   848      $   642
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.18%        1.18%        1.41%      14.37%       18.70%
 Net investment income (loss)                                      7.37%        7.26%        7.36%      (3.68)%      (7.16)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.10%        1.04%        0.75%       0.75%        0.75%
 Net investment income                                             7.44%        7.40%        8.02%       9.76%       10.79%

(a) The Fund Commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
(b)  Amount rounds to less than once cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  37

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Year Ended   Year Ended   12/1/03 (a) to
                                                  10/31/06     10/31/05       10/31/04
CLASS B
Net asset value, beginning of period               $  11.85      $ 11.76       $ 11.47
                                                   --------      -------       -------
Increase from investment operations:
  Net investment income                            $   0.80      $  0.80       $  0.82
  Net realized and unrealized gain on invest-
   ments and foreign currency transactions             0.49         0.09          0.49
                                                   --------      -------       -------
   Net increase from investment operations         $   1.29      $  0.89       $  1.31
Distributions to shareowners:
  Net investment income                               (0.80)       (0.80)        (0.81)
  Net realized gain                                   (0.03)           -         (0.21)
                                                   --------      -------       -------
Total distributions                                $  (0.83)     $ (0.80)      $ (1.02)
                                                   --------      -------       -------
Redemption Fee                                     $      -(b)   $     -(b)    $     -
                                                   --------      -------       -------
Net increase in net asset value                    $   0.46      $  0.09       $  0.29
                                                   --------      -------       -------
Net asset value, end of period                     $  12.31      $ 11.85       $ 11.76
                                                   ========      =======       =======
Total return*                                         11.25%        7.62%        12.12%
Ratio of net expenses to average net assets+           1.96%        1.91%         1.58%**
Ratio of net investment income to average
  net assets+                                          6.63%        6.57%         7.26%**
Portfolio turnover rate                                  41%          36%           50%
Net assets, end of period (in thousands)           $130,563      $98,462       $20,408
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduc-
  tion for fees paid indirectly:
  Net expenses                                         1.96%        1.97%         2.20%**
  Net investment income                                6.60%        6.51%         6.64%**
Ratios with waiver of management fees paid by
  PIM and reduction for fees paid indirectly:
  Net expenses                                         1.96%        1.91%         1.58%**
  Net investment income                                6.60%        6.57%         7.26%**

(a)  Class B shares were first publicly offered on December 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

38 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Year Ended   Year Ended   12/1/03 (a) to
                                                  10/31/06     10/31/05       10/31/04
CLASS C
Net asset value, beginning of period               $  11.82     $  11.74       $ 11.47
                                                   --------     --------       -------
Increase from investment operations:
  Net investment income                            $  0.80      $   0.80       $  0.77
  Net realized and unrealized gain on invest-
   ments and foreign currency transactions             0.49         0.08          0.47
                                                   --------     --------       -------
   Net increase from investment operations         $   1.29     $   0.88       $  1.24
Distributions to shareowners:
  Net investment income                               (0.80)       (0.80)        (0.76)
  Net realized gain                                   (0.03)           -         (0.21)
                                                   --------     --------       -------
Total distributions                                $  (0.83)    $  (0.80)      $ (0.97)
                                                   --------     --------       -------
Redemption Fee                                     $      -(b)  $      -(b)    $     -
                                                   --------     --------       -------
Net increase in net asset value                    $   0.46     $   0.08       $  0.27
                                                   --------     --------       -------
Net asset value, end of period                     $  12.28     $  11.82       $ 11.74
                                                   ========     ========       =======
Total return*                                         11.30%        7.60%        11.45%
Ratio of net expenses to average net assets+           1.89%        1.84%         1.51%**
Ratio of net investment income to average
  net assets+                                          6.66%        6.63%         7.30%**
Portfolio turnover rate                                  41%          36%           50%
Net assets, end of period (in thousands)           $413,213     $288,314       $92,501
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduc-
  tion for fees paid indirectly:
  Net expenses                                         1.89%        1.91%         2.11%**
  Net investment income                                6.66%        6.56%         6.70%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.89%        1.84%         1.51%**
  Net investment income                                6.66%        6.63%         7.30%**

(a)  Class C shares were first publicly offered on December 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     12/28/05 to (a)
                                                                      (Commencement
                                                                      of Operations)
                                                                         10/31/06
CLASS Y
Net asset value, beginning of period                                     $ 11.95
                                                                         -------
Increase from investment operations:
  Net investment income                                                  $  0.77
  Net realized and unrealized gain on investments and
   foreign currency transactions                                            0.23
                                                                         -------
   Net increase from investment operations                               $  1.00
Distributions to shareowners:
  Net investment income                                                    (0.76)
                                                                         -------
Net increase in net asset value                                          $  0.24
                                                                         -------
Net asset value, end of period                                           $ 12.19
                                                                         =======
Total return*                                                               8.63%
Ratio of net expenses to average net assets+                                0.73%**
Ratio of net investment income to average net assets+                       7.66%**
Portfolio turnover rate                                                       41%**
Net assets, end of period (in thousands)                                 $    36
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                                              0.73%**
  Net investment income                                                     7.66%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                              0.73%**
  Net investment income                                                     7.66%**

(a)  Class Y shares were first publicly offered on December 28, 2005
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

40 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A Shares, were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to these documents when considering the Fund's risks.

The Fund offers four classes of shares - Class A, Class B, Class C shares and Class Y shares. Class Y shares were first publicly offered on December 28, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class Y shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. Temporary cash investments are valued at amortized cost.

     All discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6)

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 30, 2006, the Fund has reclassified $1,326,870 to increase undistributed net investment income and $1,326,870 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax difference. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended October 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                                     2006               2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                   $64,045,310        $35,694,337
Long-term capital gain                              2,102,985                 --
                                                  -----------        -----------
  Total                                           $66,148,295        $35,694,337
                                                  ===========        ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $ 9,065,941
Undistributed long-term gain                                           3,114,424
Dividend payable                                                      (3,024,925)
Unrealized appreciation                                               21,889,592
                                                                     -----------
  Total                                                              $31,045,032
                                                                     ===========
--------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, accrued interest on defaulted bonds and the mark to market of forward currency contracts.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $309,798 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

    collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion. For the year ended October 31, 2006, the net management fee was equivalent to 0.68% of the average daily net assets.

Effective March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund expenses to 1.10%, 2.00% and 2.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through March 1, 2008 for Class A shares and through March 1, 2007 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2006, $17,085 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $345,117 in transfer agent fees receivable from PIMSS at October 31, 2006.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $19,111 in distribution fees payable to PFD at October 31, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2006, CDSCs in the amount of $458,965 were paid to PFD.

Prior to August 1, 2006, the Fund charged a 2.0% redemption fee on each class of shares redeemed within 30 days of purchase. For the year ended October 31, 2006, the Fund collected $52,079 in

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

redemption fees. Effective August 1, 2006, this redemption fee is no longer charged.

5.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2006, the Fund had no borrowings under this agreement. Effective November 28, 2006, this facility was increased to $200 million.

6.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2006, the Fund's expenses were reduced by $31,008 such arrangements.

7.   Forward Foreign Currency Contracts

At October 31, 2006, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at October 31, 2006 were as follows:

-----------------------------------------------------------------------------------------
                   Net                                                            Net
               Contracts to      In Exchange     Settlement                    Unrealized
Currency    (deliver)/receive        For            Date          Value        Gain (loss)
-----------------------------------------------------------------------------------------
EUR             10,000,000       $ 12,572,650      11/13/06    $ 12,774,630    $  201,980
EUR              3,700,000          4,649,827      11/24/06       4,729,806        79,979
EUR            (17,000,000)       (21,457,060)     11/13/06     (21,720,356)     (263,296)
                                                                               ----------
                                                                               $   18,663
                                                                               ==========
-----------------------------------------------------------------------------------------

At October 31, 2006, the Fund had no outstanding settlement hedges.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Global High Yield Fund:
We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pioneer Global High Yield Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by our correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
December 15, 2006

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Position Held With   Term of Office and
Name and Age               the Fund             Length of Service
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 2001.
                           Board, Trustee       Serves until a succes-
                           and President        sor trustee is elected
                                                or earlier retirement
                                                or removal.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Investment Corporation (since 2004);
                           Director of Fiduciary Counseling, Inc.; President and Direc-
                           tor of Pioneer Funds Distributor, Inc. ("PFD") (until May
                           2006); President of all of the Pioneer Funds; and Of
                           Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Position Held With      Term of Office and
Name and Age           the Fund                Length of Service
Osbert M. Hood (54)*   Trustee and Executive   Trustee since 2003.
                       Vice President          Serves until a succes-
                                               sor trustee is elected
                                               or earlier retirement
                                               or removal.
--------------------------------------------------------------------------------

Pioneer Global High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Other Directorships Held
Name and Age           Principal Occupation During Past Five Years                    by this Trustee
Osbert M. Hood (54)*   President and Chief Executive Officer, PIM-USA since           None
                       May 2003 (Director since January 2001; Executive Vice
                       President and Chief Operating Officer from November
                       2000 - May 2003); Director of PGAM since June 2003;
                       President and Director of Pioneer since May 2003;
                       President and Director of Pioneer Institutional Asset
                       Management, Inc. since February 2006; Chairman and
                       Director of Pioneer Investment Management Shareholder
                       Services, Inc. ("PIMSS") since May 2003; Director of PFD
                       since May 2006; Director of Oak Ridge Investments, LLC
                       (a registered investment adviser in which PIM-USA owns
                       a minority interest) since January 2005; Director of
                       Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM-USA) since June 2006; and
                       Executive Vice President of all of the Pioneer Funds since
                       June 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Position Held With   Term of Office and
Name, Age and Address          the Fund             Length of Service
David R. Bock (62)             Trustee              Trustee since 2005.
3050 K Street NW,                                   Serves until a succes-
Washington, DC 20007                                sor trustee is elected
                                                    or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee              Trustee since 2001.
3509 Woodbine Street                                Serves until a succes-
Chevy Chase, MD 20815                               sor trustee is elected
                                                    or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee              Trustee since 2001.
1001 Sherbrooke Street West,                        Serves until a succes-
Montreal, Quebec, Canada                            sor trustee is elected
H3A 1G5                                             or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K Street NW,              Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (2002 to 2004); and        affordable housing
                               Executive Vice President and Chief Financial Officer,        finance company); and
                               Pedestal Inc. (internet-based mortgage trading company)      Director of New York
                               (2000 - 2002)                                                Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street           advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated material
                                                                                            products manufacturer);
                                                                                            Director of Briggs &
                                                                                            Stratton Co. (engine
                                                                                            manufacturer); Director of
                                                                                            Mortgage Guaranty
                                                                                            Insurance Corporation;
                                                                                            and Director of
                                                                                            UAL Corporation
                                                                                            (airline holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management, McGill
Montreal, Quebec, Canada       University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Position Held With  Term of Office and
Name, Age and Address          the Fund            Length of Service
Thomas J. Perna (56)           Trustee             Trustee since
89 Robbins Avenue,                                 February, 2006.
Berkeley Heights, NJ 07922                         Serves until a
                                                   successor trustee
                                                   is elected or earlier
                                                   retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (58)       Trustee             Trustee since 2001.
200 State Street 12th Floor,                       Serves until a succes-
Boston, MA 02109                                   sor trustee is elected
                                                   or earlier retirement
                                                   or removal.
--------------------------------------------------------------------------------
Stephen K. West (78)           Trustee             Trustee since 2001.
125 Broad Street,                                  Serves until a succes-
New York, NY 10004                                 sor trustee is elected
                                                   or earlier retirement
                                                   or removal.
--------------------------------------------------------------------------------
John Winthrop (70)             Trustee             Trustee since 2001.
One North Adgers Wharf,                            Serves until a succes-
Charleston, SC 29401                               sor trustee is elected
                                                   or earlier retirement
                                                   or removal.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)           Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,             Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922     securities services) (1986 - 2004)                        for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)       President and Chief Executive Officer, Newbury, Piret &   Director of New America
200 State Street 12th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02109                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)           Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                        Helvetia Fund, Inc.
New York, NY 10004                                                                       (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)             President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,        (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since July 2006.
                                                   Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2001. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Treasurer   Since 2001. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                   by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President- Legal            None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since July       None
                             2002; Vice President and Senior Counsel of BISYS Fund
                             Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds Distribu-
                             tor, Inc. (July 2000 to April 2001), and Assistant Secretary
                             of all of the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP;           None
                             and Assistant Secretary of all of the Pioneer Funds
                             since July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of
                             all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and Vice
                             President, MFS Investment Management from 1997 to
                             2002; and Assistant Treasurer of all of the Pioneer Funds
                             since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Vice President - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Position Held With  Term of Office and    Principal Occupation                    Other Directorships
Name and Age                  the Fund            Length of Service     During Past Five Years                  Held by this Officer
Gary Sullivan (48)            Assistant Treasurer Since 2002. Serves    Fund Accounting Manager - Fund          None
                                                  at the discretion of  Accounting, Administration and
                                                  the Board             Controllership Services of Pioneer;
                                                                        and Assistant Treasurer of all of the
                                                                        Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)   Assistant Treasurer Since 2003. Serves    Fund Administration Manager - Fund      None
                                                  at the discretion of  Accounting, Administration and
                                                  the Board             Controllership Services since June
                                                                        2003; Assistant Vice President -
                                                                        Mutual Fund Operations of State Street
                                                                        Corporation from June 2002 to June
                                                                        2003 (formerly Deutsche Bank Asset
                                                                        Management); Pioneer Fund Accounting,
                                                                        Administration and Controllership
                                                                        Services (Fund Accounting Manager from
                                                                        August 1999 to May 2002); and Assistant
                                                                        Treasurer of all the Pioneer Funds
                                                                        since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)       Chief Compliance    Since March 2006.     Chief Compliance Officer of Pioneer     None
                               Officer            Serves at the discre- and all of the Pioneer Funds since
                                                  tion of the Board     March 2006; Vice President and Senior
                                                                        Counsel of Pioneer since September
                                                                        2004; and  Senior Vice President and
                                                                        Counsel, State Street Research &
                                                                        Management Company (Februray 1998 to
                                                                        September 2004)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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--------------------------------------------------------------------------------

                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $36,010 in 2006 and $24,035 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 in 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $$6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.